Fair Value Measurements - Unobservable Input Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2019	$ 0
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	0
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of December 31, 2020	$ 0